Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We structure our compensation using a mix of short-term compensation, in the form of base salaries and annual cash incentive payments, and long-term compensation, in the form of equity-based awards, to meet our NEO compensation objectives of:

•	Attracting, motivating, developing, and retaining quality executives who will increase long-term stockholder value.

•	Providing total compensation that is commensurate with position and experience, primarily through annual and long-term incentives aligned with the long-term interests of our stockholders.

•	Rewarding exceptional performance and long-term commitment to EPAM.

•	And beginning with 2024, grant performance-based equity awards to align executive interests with long-term interests of EPAM stockholders.
Our Compensation Discussion and Analysis that begins on page 35 of this Proxy Statement provides more information on our approach and methodology for making executive compensation decisions. As noted in the Compensation Discussion and Analysis, particularly in the tables starting on page 46, our compensation decisions are made using the value of equity-based awards measured as of the date the equity award was granted, which differs from the values in the table below which are calculated according to prescribed SEC rules. Particularly, the amounts listed in the tables and graphs below labeled as “Compensation Actually Paid” does not represent the value of cash and equity awards that we paid to our NEOs during any year, but rather is an amount calculated under SEC rules and includes, among other things, adjustments to values of unvested and vested equity awards based on year-end
stock prices and various accounting valuation assumptions.
Pay Versus Performance Table

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100
					Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)			Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (in thousands) (6)	Annual Revenue Growth (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$7,545,130	$5,251,802	$4,026,838	$$4,783,721	$140.15	$219.40	$417,083	(2.8%)

2022	$6,453,257	($13,933,984)	$2,888,776	($4,103,371)	$154.48	$108.30	$419,416	28.4%

2021	$5,930,172	$26,698,904	$2,618,780	$9,947,826	$315.07	$189.62	$481,652	41.3%

2020	$4,704,626	$15,462,041	$1,875,283	$5,775,470	$168.91	$147.70	$327,160	24.5%

(1)
The value associated with the acceleration of outstanding stock options is based on the closing market price of a share of our Common Stock as of December 29, 2023 ($
297.34
), the last trading day of 2023, minus the applicable exercise price.

(2)
The value associated with the acceleration of eligible unvested restricted stock units is based on the closing market price of a share of our Common Stock as of December 29, 2023 ($297.34), the last trading day of 2023.

	Year

	2020	2021	2022	2023

SCT Total Compensation	$4,704,626	$5,930,172	$6,453,257	$7,545,130

Subtract equity award values in SCT	($3,250,908)	($4,000,024)	($4,666,857)	($6,218,822)

Add year-end value of unvested equity awards granted in the year	$8,210,331	$8,830,693	$6,369,771	$6,281,375

Change in value of unvested equity awards granted in prior years	$7,457,887	$15,195,140	($11,264,101)	($1,188,374)

Change in value of equity awards granted in prior years which vested in the year	($1,659,895)	$742,923	($10,826,054)	($1,167,507)

Total	$15,462,041	$26,698,904	($13,933,984)	$5,251,802

Stock option grant date fair values included in SCT Total Compensation are estimated using the Black-Scholes option valuation model as of grant date. For the purposes of calculating Compensation Actually Paid, we estimated the stock option fair values using the Black-Scholes option valuation model as of each applicable measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, expected volatility, expected dividends, risk-free interest rate) as of the measurement date. Restricted stock unit grant date fair values are calculated as set forth in the footnotes to the Summary Compensation Table. For the purposes of calculating Compensation Actually Paid, adjustments were made using the stock price as of the last trading day of each applicable year and as of each applicable measurement date.

(3)
Column (e) reflects the average Compensation Actually Paid to our four NEOs that are not our CEO in each of 2023, 2022, 2021 and 2020, calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our NEOs during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year

	2020	2021	2022	2023

SCT Total Compensation	$1,875,283	$2,618,780	$2,888,776	$4,026,838

Subtract equity award values in SCT	($1,099,974)	($1,575,157)	($1,959,989)	($1,631,051)

Add year-end value of unvested equity awards granted in the year	$2,778,712	$3,477,363	$2,675,178	$3,283,130

Change in value of unvested equity awards granted in prior years	$2,647,489	$5,085,424	($4,009,358)	($467,560)

Change in value of equity awards granted in prior years which vested in the year	($426,040)	$341,416	($3,697,978)	($427,636)

Total	$5,775,470	$9,947,826	($4,103,371)	$$4,783,721
Stock option fair values and time-vested restricted stock unit fair values as of the applicable measurement date were calculated as set forth in footnote 2.

(4)	Column (f) represents EPAM’s cumulative total shareholder return (EPAM TSR).

(5)
Column (g) represents the cumulative TSR of the S&P 500 Information Technology Index (“S&P 500 IT Index”) for the year ending December 31, 2023. In the measurement periods ending on December 31, 2020, 2021, and 2022, our identified peer group consisted of Cognizant Technology Solutions Corp. (NASDAQ:CTSH), DXC Technology Company (NYSE:DXC), Endava plc (NYSE:DAVA), Globant S.A. (NYSE:GLOB), Infosys Ltd. (NYSE:INFY), Perficient, Inc. (NASDAQ:PRFT), and Wipro Limited (NYSE:WIT) (together, the “Identified Peer Group”). Beginning in 2023, we elected to replace the Identified Peer Group with the S&P 500 IT Index, the same as our peer group as determined under Item 201(e) of Regulation
S-K
and described in Item 5 of the Annual Report for the year ending December 31, 2023, because we believe the S&P 500 IT Index represents a more diversified group of companies across the technology industry in which we operate and is more aligned with a comparable group of peer companies. This S&P 500 IT Index will replace our Identified Peer Group in future years. For the year ending December 31, 2023, the Identified Peer Group TSR was $146.70 and the S&P 500 IT Index TSR was $219.40, however, in this transition year both the Identified Peer Group TSR and the S&P 500 IT Index TSR are included in the graphs below. (6) Reflects “Net Income” in our Consolidated Statements of Income included in our Annual Report on Form
10-K
for each of the years ended December 31, 2023, 2022, 2021 and 2020.

(7)
Listed below in a tabular list are, in our assessment, the most important financial performance measures we use to link compensation of our NEOs for each year in the table above to EPAM’s performance. The following tabular list represents all of the financial and non-financial
measures used to link compensation to performance.

Measure	Explanation

Annual Revenue Growth	Company-Selected Measure and a financial measure of revenue growth generated from year-to-year as a percentage increase over the immediately preceding year

Adjusted Income from Operations*	A
non-GAAP
financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance
  * Refer to “Appendix A: Reconciliation of
Non-GAAP
Financial Measures to Comparable GAAP Measures” for additional information.

Company Selected Measure Name	Annual Revenue Growth
Peer Group Issuers, Footnote
(5)
Column (g) represents the cumulative TSR of the S&P 500 Information Technology Index (“S&P 500 IT Index”) for the year ending December 31, 2023. In the measurement periods ending on December 31, 2020, 2021, and 2022, our identified peer group consisted of Cognizant Technology Solutions Corp. (NASDAQ:CTSH), DXC Technology Company (NYSE:DXC), Endava plc (NYSE:DAVA), Globant S.A. (NYSE:GLOB), Infosys Ltd. (NYSE:INFY), Perficient, Inc. (NASDAQ:PRFT), and Wipro Limited (NYSE:WIT) (together, the “Identified Peer Group”). Beginning in 2023, we elected to replace the Identified Peer Group with the S&P 500 IT Index, the same as our peer group as determined under Item 201(e) of Regulation
S-K
and described in Item 5 of the Annual Report for the year ending December 31, 2023, because we believe the S&P 500 IT Index represents a more diversified group of companies across the technology industry in which we operate and is more aligned with a comparable group of peer companies. This S&P 500 IT Index will replace our Identified Peer Group in future years. For the year ending December 31, 2023, the Identified Peer Group TSR was $146.70 and the S&P 500 IT Index TSR was $219.40, however, in this transition year both the Identified Peer Group TSR and the S&P 500 IT Index TSR are included in the graphs below. (6) Reflects “Net Income” in our Consolidated Statements of Income included in our Annual Report on Form
10-K
for each of the years ended December 31, 2023, 2022, 2021 and 2020.

PEO Total Compensation Amount	$ 7,545,130	$ 6,453,257	$ 5,930,172	$ 4,704,626
PEO Actually Paid Compensation Amount	$ 5,251,802	(13,933,984)	26,698,904	15,462,041
Adjustment To PEO Compensation, Footnote
(2)
The value associated with the acceleration of eligible unvested restricted stock units is based on the closing market price of a share of our Common Stock as of December 29, 2023 ($297.34), the last trading day of 2023.

	Year

	2020	2021	2022	2023

SCT Total Compensation	$4,704,626	$5,930,172	$6,453,257	$7,545,130

Subtract equity award values in SCT	($3,250,908)	($4,000,024)	($4,666,857)	($6,218,822)

Add year-end value of unvested equity awards granted in the year	$8,210,331	$8,830,693	$6,369,771	$6,281,375

Change in value of unvested equity awards granted in prior years	$7,457,887	$15,195,140	($11,264,101)	($1,188,374)

Change in value of equity awards granted in prior years which vested in the year	($1,659,895)	$742,923	($10,826,054)	($1,167,507)

Total	$15,462,041	$26,698,904	($13,933,984)	$5,251,802

Stock option grant date fair values included in SCT Total Compensation are estimated using the Black-Scholes option valuation model as of grant date. For the purposes of calculating Compensation Actually Paid, we estimated the stock option fair values using the Black-Scholes option valuation model as of each applicable measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, expected volatility, expected dividends, risk-free interest rate) as of the measurement date. Restricted stock unit grant date fair values are calculated as set forth in the footnotes to the Summary Compensation Table. For the purposes of calculating Compensation Actually Paid, adjustments were made using the stock price as of the last trading day of each applicable year and as of each applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 4,026,838	2,888,776	2,618,780	1,875,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,783,721	(4,103,371)	9,947,826	5,775,470
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Column (e) reflects the average Compensation Actually Paid to our four NEOs that are not our CEO in each of 2023, 2022, 2021 and 2020, calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our NEOs during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year

	2020	2021	2022	2023

SCT Total Compensation	$1,875,283	$2,618,780	$2,888,776	$4,026,838

Subtract equity award values in SCT	($1,099,974)	($1,575,157)	($1,959,989)	($1,631,051)

Add year-end value of unvested equity awards granted in the year	$2,778,712	$3,477,363	$2,675,178	$3,283,130

Change in value of unvested equity awards granted in prior years	$2,647,489	$5,085,424	($4,009,358)	($467,560)

Change in value of equity awards granted in prior years which vested in the year	($426,040)	$341,416	($3,697,978)	($427,636)

Total	$5,775,470	$9,947,826	($4,103,371)	$$4,783,721

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Revenue Growth (Year-over-Year)
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR
Tabular List, Table
(7)
Listed below in a tabular list are, in our assessment, the most important financial performance measures we use to link compensation of our NEOs for each year in the table above to EPAM’s performance. The following tabular list represents all of the financial and non-financial
measures used to link compensation to performance.

Measure	Explanation

Annual Revenue Growth	Company-Selected Measure and a financial measure of revenue growth generated from year-to-year as a percentage increase over the immediately preceding year

Adjusted Income from Operations*	A
non-GAAP
financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance
  * Refer to “Appendix A: Reconciliation of
Non-GAAP
Financial Measures to Comparable GAAP Measures” for additional information.

Total Shareholder Return Amount	$ 140.15	154.48	315.07	168.91
Peer Group Total Shareholder Return Amount	219.4	108.3	189.62	147.7
Net Income (Loss)	$ 417,083,000	$ 419,416,000	$ 481,652,000	$ 327,160,000
Company Selected Measure Amount	(2.8)	28.4	41.3	24.5
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Income from Operations
Non-GAAP Measure Description	A
non-GAAP
	financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance
PEO | equity award values in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,218,822)	$ (4,666,857)	$ (4,000,024)	$ (3,250,908)
PEO | year-end value of unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,281,375	6,369,771	8,830,693	8,210,331
PEO | Change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,188,374)	(11,264,101)	15,195,140	7,457,887
PEO | Change in value of equity awards granted in prior years which vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,167,507)	(10,826,054)	742,923	(1,659,895)
Non-PEO NEO | equity award values in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,631,051)	(1,959,989)	(1,575,157)	(1,099,974)
Non-PEO NEO | year-end value of unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,283,130	2,675,178	3,477,363	2,778,712
Non-PEO NEO | Change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(467,560)	(4,009,358)	5,085,424	2,647,489
Non-PEO NEO | Change in value of equity awards granted in prior years which vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (427,636)	$ (3,697,978)	$ 341,416	$ (426,040)